9. CONVERTIBLE NOTE PAYABLE - RELATED PARTY (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible note payable - related parties	$ 0	$ 135,000
Wheatley Note [Member]
Convertible note payable - related parties	177,251	$ 135,000
Accrued and unpaid interest	28,220
Beneficial conversion features	8,672
Unamortized discount	$ 7,749